Revenue - Movements in Contract Costs, Typically Developer Commissions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Contract costs beginning balance	$ 58	$ 53
Costs incurred	9	12
Amortisation	(7)	(7)
Contract costs ending balance	60	58
Contract costs disclosed as:
Current			$ 5	$ 7	$ 8
Non-current			55	51	45
Total contract costs	$ 58	$ 53	$ 60	$ 58	$ 53